CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 46,817	$ 31,998,045	$ (4,857)	$ (22,813,141)	$ (312,741)	$ 8,914,123
Beginning Balance (Shares) at Dec. 31, 2020	46,817,017
Stock-based compensation		2,504				2,504
Exercise of stock options	$ 255	94,674				94,929
Exercise of stock options (shares)	255,000
Repurchase of shares	$ (384)	(324,708)	4,857			(320,235)
Repurchase of shares (Shares)	(384,500)
Shares in treasury			(13,294)			(13,294)
Net income				835,976	121,545	957,521
Ending Balance at Dec. 31, 2021	$ 46,688	31,770,515	(13,294)	(21,977,165)	(191,196)	9,635,548
Ending Balance (Shares) at Dec. 31, 2021	46,687,517
Stock-based compensation		237,078				$ 237,078
Exercise of stock options (shares)						0
Repurchase of shares	$ (241)	(169,302)	13,294			$ (156,249)
Repurchase of shares (Shares)	(240,600)
Shares in treasury			(6,892)			(6,892)
Net income				631,767	133,082	764,849
Ending Balance at Dec. 31, 2022	$ 46,447	31,838,291	(6,892)	(21,345,398)	(58,114)	10,474,334
Ending Balance (Shares) at Dec. 31, 2022	46,446,917
Stock-based compensation		23,750				$ 23,750
Exercise of stock options (shares)						0
Repurchase of shares	$ (246)	(150,335)	(20,744)			$ (171,325)
Repurchase of shares (Shares)	(245,700)
Shares in treasury		(6,892)	6,892
Net income				(165,928)	180,652	14,724
Ending Balance at Dec. 31, 2023	$ 46,201	$ 31,704,814	$ (20,744)	$ (21,511,326)	$ 122,538	$ 10,341,483
Ending Balance (Shares) at Dec. 31, 2023	46,201,217